Data Compare Summary (Total)
Run Date - 1/22/2025 11:09:35 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	39	0.00%	503
City	0	503	0.00%	503
State	0	503	0.00%	503
Zip	3	503	0.60%	503
Borrower First Name	0	39	0.00%	503
Borrower Last Name	1	39	2.56%	503
Note Date	0	503	0.00%	503
Original Loan Amount	0	503	0.00%	503
Original Term	0	503	0.00%	503
Original Interest Rate	0	503	0.00%	503
Original CLTV	0	39	0.00%	503
Original LTV	39	39	100.00%	503
LTV Valuation Value	0	35	0.00%	503
Investor: Qualifying Total Debt Ratio	2	39	5.13%	503
Disbursement Date	0	503	0.00%	503
Representative FICO	0	4	0.00%	503
Appraised Value	280	468	59.83%	503
Originator Application Date	62	468	13.25%	503
Borrower Full Name	88	464	18.97%	503
Total	475	5,697	8.34%	503